Segment reporting (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues	¥ 1,084,662	$ 152,771	¥ 1,046,236	¥ 951,592
Operating income/(loss)	26,025	3,665	19,723	4,141
Including: gain on sale of development properties	2,283	322	1,379	767
Impairment of long-lived assets	(2,025)	(285)
Total other income/(expense)	5,625		(5,856)	(6,721)
Income/(loss) before tax	31,650	$ 4,457	13,867	(2,580)
Operating segments
Net revenues	1,084,662		1,046,236	951,016
Operating income/(loss)	36,601		28,963	14,186
Inter-segment
Net revenues	(53,923)		(50,904)	(46,043)
Unallocated items
Net revenues				576
Operating income/(loss)	(10,576)		(9,240)	(10,045)
JD Retail | Operating segments
Net revenues	945,343		929,929	866,303
Operating income/(loss)	35,925		34,852	26,613
JD Logistics | Operating segments
Net revenues	166,625		137,402	104,693
Operating income/(loss)	1,005		528	(1,827)
Dada | Operating segments
Net revenues	10,506		8,030
Operating income/(loss)	(488)		(1,122)
New Businesses | Operating segments
Net revenues	16,111		21,779	26,063
Operating income/(loss)	159		(5,295)	(10,600)
Including: gain on sale of development properties	2,283		¥ 1,379	¥ 767
Impairment of long-lived assets	¥ (1,123)